Loan commitments and financial guarantees contracts - Remaining maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Loan commitments and financial guarantee contracts	$ 493,372	$ 501,887
Due within 1 year
Loan commitments and financial guarantee contracts	424,744	434,544
From 1 to 2 years
Loan commitments and financial guarantee contracts	8,628	200
From 2 to 5 years [member]
Loan commitments and financial guarantee contracts	$ 60,000	$ 67,143